Portfolio of Investments
Variable Portfolio – Conservative Portfolio, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	193,127	1,388,586
Total Alternative Strategies Funds (Cost $923,529)		1,388,586

Equity Funds 19.0%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	210,038	2,047,872
International 5.7%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	2,623,759	36,758,864
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	432,800	5,267,171
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	786,169	9,897,870
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,122,877	10,555,047
Total		62,478,952
U.S. Large Cap 11.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	453,685	17,893,325
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	208,211	17,448,085
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	293,564	10,031,092
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,049,734	35,808,843
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	278,710	10,733,105
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	94,553	5,123,845
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	144,317	5,264,688
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	89,145	4,147,926
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	158,124	5,363,558
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	490,422	16,811,663
Total		128,626,130
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.3%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	146,347	2,982,547
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	141,990	2,871,048
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	110,308	3,648,990
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	111,954	4,060,563
Total		13,563,148
Total Equity Funds (Cost $166,988,280)		206,716,102

Fixed Income Funds 73.8%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	763,113	6,448,309
Investment Grade 73.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	13,739,142	132,033,157
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,391,193	32,080,688
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,145,791	31,394,992
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	4,426,992	43,163,170
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	3,404,526	32,513,226
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,203,499	75,852,837
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	12,882,362	130,240,680
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	30,608,223	320,468,097
Total		797,746,847
Total Fixed Income Funds (Cost $865,365,802)		804,195,156

Variable Portfolio – Conservative Portfolio | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2022 (Unaudited)
Money Market Funds 6.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(a),(c)	75,498,082	75,467,883
Total Money Market Funds (Cost $75,487,046)		75,467,883
Total Investments in Securities (Cost: $1,108,764,657)		1,087,767,727
Other Assets & Liabilities, Net		2,533,375
Net Assets		1,090,301,102
At March 31, 2022, securities and/or cash totaling $2,892,987 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	29	06/2022	USD	2,996,280	86,179	—
S&P 500 Index E-mini	73	06/2022	USD	16,537,238	1,032,404	—
TOPIX Index	18	06/2022	JPY	350,370,000	274,221	—
U.S. Treasury 10-Year Note	207	06/2022	USD	25,435,125	—	(683,318)
U.S. Ultra Treasury Bond	86	06/2022	USD	15,232,750	—	(573,953)
Total					1,392,804	(1,257,271)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	80,580,194	14,397,294	(19,498,274)	(11,331)	75,467,883	—	(4,024)	28,710	75,498,082
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	1,106,620	—	—	281,966	1,388,586	—	—	—	193,127
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	20,040,173	219,590	(1,020,107)	(1,346,331)	17,893,325	—	750,587	—	453,685
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	20,047,247	216,212	(1,077,308)	(1,738,066)	17,448,085	—	677,249	—	208,211
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	7,091,612	140,837	(99,094)	(685,046)	6,448,309	—	(4,629)	68,386	763,113
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	134,170,309	7,375,076	(233,491)	(9,278,737)	132,033,157	—	(12,096)	—	13,739,142
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	11,777,551	205,939	(513,921)	(1,438,477)	10,031,092	—	279,768	—	293,564
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	35,268,819	4,355	(1,808,559)	(1,383,927)	32,080,688	—	47,144	—	3,391,193
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	35,415,685	123,409	(306,781)	(3,837,321)	31,394,992	—	17,473	—	3,145,791
2	Variable Portfolio – Conservative Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	41,520,265	969,479	(2,582,348)	(3,148,532)	36,758,864	—	445,631	277,054	2,623,759
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	40,083,009	486,593	(1,935,091)	(2,825,668)	35,808,843	—	826,182	—	2,049,734
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	11,472,923	58,957	(518,328)	(280,447)	10,733,105	—	620,968	—	278,710
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,504,807	17,008	(477,913)	(61,355)	2,982,547	—	8,215	—	146,347
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,463,149	—	—	(592,101)	2,871,048	—	—	—	141,990
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	47,425,646	13,283	(1,688,601)	(2,587,158)	43,163,170	—	(52,367)	—	4,426,992
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	35,619,459	5,263	(2,306,256)	(805,240)	32,513,226	—	(133,298)	—	3,404,526
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	82,163,499	29,188	(1,068,650)	(5,271,200)	75,852,837	—	(20,906)	—	7,203,499
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	2,354,735	8,643	(224,965)	(90,541)	2,047,872	—	8,924	—	210,038
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	5,899,900	95,072	(236,794)	(634,333)	5,123,845	—	189,292	—	94,553
CTIVP® – MFS® Value Fund, Class 1 Shares
	5,893,259	40,525	(341,645)	(327,451)	5,264,688	—	114,858	—	144,317
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	5,210,497	207,499	(66,777)	(1,203,293)	4,147,926	—	54,202	—	89,145
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	5,895,878	47,840	(294,504)	(285,656)	5,363,558	—	333,382	—	158,124
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	142,689,006	36,845	(4,265,807)	(8,219,364)	130,240,680	—	(1,558)	—	12,882,362
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	350,699,116	91,581	(10,197,671)	(20,124,929)	320,468,097	—	(8,001)	—	30,608,223
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	18,841,199	196,956	(588,525)	(1,637,967)	16,811,663	—	680,303	—	490,422
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	5,916,423	201,124	(206,934)	(643,442)	5,267,171	—	54,992	98,612	432,800
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	11,876,951	201,756	(344,228)	(1,836,609)	9,897,870	—	209,552	—	786,169
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	11,773,624	457,214	(521,509)	(1,154,282)	10,555,047	—	397,523	240,114	1,122,877
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,520,980	73,989	(173,531)	(772,448)	3,648,990	—	178,213	—	110,308
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,723,556	17,356	(452,682)	(227,667)	4,060,563	—	75,946	—	111,954
Total	1,187,046,091			(72,166,953)	1,087,767,727	—	5,733,525	712,876

Variable Portfolio – Conservative Portfolio | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Conservative Portfolio | First Quarter Report 2022

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	942,253	6,774,799
Total Alternative Strategies Funds (Cost $4,520,779)		6,774,799

Equity Funds 34.3%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	1,169,268	11,400,362
International 10.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	692,147	10,928,997
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	8,593,778	120,398,836
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	5,496,859	66,896,773
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	3,455,961	43,510,544
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	5,191,039	48,795,772
Total		290,530,922
U.S. Large Cap 21.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,395,125	55,023,745
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	652,799	54,704,544
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,561,492	53,356,173
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	6,266,178	109,470,132
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,420,805	54,715,186
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	822,862	44,590,915
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,238,956	45,197,115
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	717,866	33,402,323
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	1,330,283	45,123,183
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,078,830	71,262,285
Total		566,845,601
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 0.7%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	222,476	9,651,026
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	215,055	9,501,127
Total		19,152,153
U.S. Small Cap 1.4%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	467,044	9,518,356
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	415,668	8,404,808
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	365,606	12,094,229
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	200,186	7,260,758
Total		37,278,151
Total Equity Funds (Cost $663,849,177)		925,207,189

Fixed Income Funds 61.1%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,898,540	16,042,664
Investment Grade 60.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	23,788,694	228,609,348
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,733,265	54,236,688
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,272,597	52,620,515
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,510,933	53,731,596
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	8,517,212	81,339,378
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	16,631,701	175,131,814
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	29,380,388	297,035,724
Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2022 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	65,783,798	688,756,361
Total		1,631,461,424
Total Fixed Income Funds (Cost $1,757,766,821)		1,647,504,088

Money Market Funds 4.1%

Columbia Short-Term Cash Fund, 0.308%(a),(c)	110,244,896	110,200,798
Total Money Market Funds (Cost $110,225,393)		110,200,798
Total Investments in Securities (Cost: $2,536,362,170)		2,689,686,874
Other Assets & Liabilities, Net		5,578,501
Net Assets		2,695,265,375
At March 31, 2022, securities and/or cash totaling $6,685,854 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	267	06/2022	USD	27,586,440	793,437	—
S&P 500 Index E-mini	80	06/2022	USD	18,123,000	1,131,402	—
TOPIX Index	88	06/2022	JPY	1,712,920,000	1,340,636	—
U.S. Treasury 10-Year Note	99	06/2022	USD	12,164,625	—	(326,804)
U.S. Ultra Treasury Bond	148	06/2022	USD	26,214,500	—	(987,734)
Total					3,265,475	(1,314,538)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	118,825,058	33,115,498	(41,726,393)	(13,365)	110,200,798	—	(8,504)	41,423	110,244,896
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	6,922,099	—	(1,445,908)	1,298,608	6,774,799	—	347,794	—	942,253
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	59,775,278	—	(1,000,817)	(3,750,716)	55,023,745	—	1,946,562	—	1,395,125
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	60,084,868	—	(944,651)	(4,435,673)	54,704,544	—	1,202,274	—	652,799
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	17,789,981	172,554	(196,188)	(1,723,683)	16,042,664	—	(9,995)	169,974	1,898,540
6	Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	13,441,489	—	—	(2,512,492)	10,928,997	—	—	—	692,147
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	251,634,555	2,376	(6,363,311)	(16,664,272)	228,609,348	—	(200,650)	—	23,788,694
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	59,365,722	24,683	(46,199)	(5,988,033)	53,356,173	—	87,952	—	1,561,492
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	59,300,108	—	(3,013,773)	(2,049,647)	54,236,688	—	(191,563)	—	5,733,265
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	59,024,805	12,428	(33,202)	(6,383,516)	52,620,515	—	2,632	—	5,272,597
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	132,621,660	935,175	(3,313,161)	(9,844,838)	120,398,836	—	709,033	906,604	8,593,778
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	119,690,493	—	(2,448,501)	(7,771,860)	109,470,132	—	1,726,100	—	6,266,178
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	59,812,281	—	(4,898,064)	(199,031)	54,715,186	—	1,933,439	—	1,420,805
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	10,143,684	—	(440,964)	(184,364)	9,518,356	—	8,573	—	467,044
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	10,138,144	—	—	(1,733,336)	8,404,808	—	—	—	415,668
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	58,976,393	333	(2,028,406)	(3,216,724)	53,731,596	—	(83,447)	—	5,510,933
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	88,652,918	—	(5,156,855)	(2,156,685)	81,339,378	—	(203,615)	—	8,517,212
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	192,847,249	1,093	(5,402,159)	(12,314,369)	175,131,814	—	(11,162)	—	16,631,701
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	12,486,511	—	(637,765)	(448,384)	11,400,362	—	36,070	—	1,169,268
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	48,655,557	13,374	(113,640)	(3,964,376)	44,590,915	—	204,727	—	822,862
CTIVP® – MFS® Value Fund, Class 1 Shares
	49,502,578	—	(1,831,117)	(2,474,346)	45,197,115	—	686,931	—	1,238,956
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	42,931,563	97,703	—	(9,626,943)	33,402,323	—	—	—	717,866
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	49,363,621	—	(1,412,843)	(2,827,595)	45,123,183	—	3,210,589	—	1,330,283
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	325,985,605	1,169	(10,023,434)	(18,927,616)	297,035,724	—	75,304	—	29,380,388
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	10,497,658	—	(331,389)	(515,243)	9,651,026	—	554,123	—	222,476
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	10,375,684	3,016	(28,294)	(849,279)	9,501,127	—	46,303	—	215,055
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	755,407,740	2,303	(23,564,469)	(43,089,213)	688,756,361	—	(439,448)	—	65,783,798
Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	77,729,995	—	(682,797)	(5,784,913)	71,262,285	—	1,836,721	—	2,078,830
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	74,018,268	1,272,790	(675,181)	(7,719,104)	66,896,773	—	135,400	1,251,267	5,496,859
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	50,491,200	84,855	—	(7,065,511)	43,510,544	—	—	—	3,455,961
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	51,314,528	1,152,354	—	(3,671,110)	48,795,772	—	—	1,108,999	5,191,039
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	13,927,091	13,878	—	(1,846,740)	12,094,229	—	—	—	365,606
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	7,471,340	43,558	—	(254,140)	7,260,758	—	—	—	200,186
Total	2,959,205,724			(188,708,509)	2,689,686,874	—	13,602,143	3,478,267

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Variable Portfolio – Moderately Conservative Portfolio | First Quarter Report 2022

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	7,697,072	55,341,950
Total Alternative Strategies Funds (Cost $37,495,915)		55,341,950

Equity Funds 48.1%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	10,810,452	105,401,909
International 13.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	2,188,741	34,560,215
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	72,412,347	1,014,496,989
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	33,382,534	406,265,434
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	28,378,880	357,290,099
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	44,110,456	414,638,291
Total		2,227,251,028
U.S. Large Cap 30.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	10,763,628	424,517,495
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	5,028,168	421,360,467
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	14,385,695	491,559,186
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	48,347,573	844,632,097
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	13,146,324	506,264,928
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	7,939,043	430,216,767
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	12,016,440	438,359,740
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,859,919	319,192,019
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	12,916,857	438,139,808
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	21,669,046	742,814,896
Total		5,057,057,403
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.1%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,162,887	93,826,059
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,068,973	91,407,209
Total		185,233,268
U.S. Small Cap 2.0%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	4,512,310	91,960,883
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,639,553	73,591,760
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,891,487	95,650,370
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,595,301	57,861,566
Total		319,064,579
Total Equity Funds (Cost $5,465,955,643)		7,894,008,187

Fixed Income Funds 43.3%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	11,141,138	94,142,620
Investment Grade 42.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	119,777,185	1,151,058,751
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	17,260,738	163,286,582
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	71,451,950	713,090,462
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	28,789,181	280,694,516
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	51,522,802	492,042,755
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	70,871,653	746,278,501
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	128,396,966	1,298,093,329
Variable Portfolio – Moderate Portfolio | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2022 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	206,353,802	2,160,524,309
Total		7,005,069,205
Total Fixed Income Funds (Cost $7,553,966,950)		7,099,211,825

Money Market Funds 8.0%

Columbia Short-Term Cash Fund, 0.308%(a),(c)	1,273,084,611	1,272,575,377
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%(a),(c)	29,916,354	29,916,354
Total Money Market Funds (Cost $1,302,765,103)		1,302,491,731
Total Investments in Securities (Cost: $14,360,183,611)		16,351,053,693
Other Assets & Liabilities, Net		48,099,820
Net Assets		16,399,153,513
At March 31, 2022, securities and/or cash totaling $56,543,274 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	1,876	06/2022	USD	193,828,320	5,574,861	—
S&P 500 Index E-mini	857	06/2022	USD	194,142,638	5,306,959	—
SPI 200 Index	150	06/2022	AUD	28,046,250	1,186,339	—
TOPIX Index	1,205	06/2022	JPY	23,455,325,000	18,357,575	—
U.S. Ultra Treasury Bond	624	06/2022	USD	110,526,000	—	(4,164,498)
Total					30,425,734	(4,164,498)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	0.667	USD	52,323,000	103,554	—	—	103,554	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
10	Variable Portfolio – Moderate Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	983,397,100	558,091,031	(268,718,539)	(194,215)	1,272,575,377	—	(55,665)	449,655	1,273,084,611
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	55,257,709	—	(10,588,997)	10,673,238	55,341,950	—	2,388,656	—	7,697,072
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	458,128,586	—	(6,707,294)	(26,903,797)	424,517,495	—	12,785,893	—	10,763,628
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	465,469,284	—	(8,407,286)	(35,701,531)	421,360,467	—	10,479,739	—	5,028,168
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	103,283,790	997,455	—	(10,138,625)	94,142,620	—	—	997,455	11,141,138
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	42,505,343	—	—	(7,945,128)	34,560,215	—	—	—	2,188,741
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%
	29,915,616	738	—	—	29,916,354	—	—	738	29,916,354
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,406,491,366	—	(171,588,586)	(83,844,029)	1,151,058,751	—	(3,328,585)	—	119,777,185
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	547,236,442	—	(295,131)	(55,382,125)	491,559,186	—	975,127	—	14,385,695
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	173,153,922	—	(3,496,534)	(6,370,806)	163,286,582	—	(272,967)	—	17,260,738
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	801,802,808	—	(1,957,174)	(86,755,172)	713,090,462	—	154,365	—	71,451,950
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	1,099,785,818	7,639,169	(13,480,321)	(79,447,677)	1,014,496,989	—	2,196,168	7,639,169	72,412,347
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	924,516,426	—	(19,472,869)	(60,411,460)	844,632,097	—	13,417,295	—	48,347,573
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	550,308,803	—	(43,273,042)	(770,833)	506,264,928	—	16,100,569	—	13,146,324
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	99,531,944	—	(4,200,735)	(3,370,326)	91,960,883	—	1,591,059	—	4,512,310
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	88,768,695	—	—	(15,176,935)	73,591,760	—	—	—	3,639,553
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	301,938,219	—	(4,177,429)	(17,066,274)	280,694,516	—	(41,451)	—	28,789,181
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	528,197,882	—	(22,583,746)	(13,571,381)	492,042,755	—	(605,946)	—	51,522,802
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	969,783,402	—	(164,255,749)	(59,249,152)	746,278,501	—	4,004,251	—	70,871,653
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	116,034,362	—	(6,434,200)	(4,198,253)	105,401,909	—	225,650	—	10,810,452
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	468,936,174	—	(877,522)	(37,841,885)	430,216,767	—	1,608,103	—	7,939,043
Variable Portfolio – Moderate Portfolio | First Quarter Report 2022	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – MFS® Value Fund, Class 1 Shares
	478,884,340	—	(12,482,751)	(28,041,849)	438,359,740	—	10,338,428	—	12,016,440
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	411,595,124	—	—	(92,403,105)	319,192,019	—	—	—	6,859,919
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	476,570,024	—	(14,301,676)	(24,128,540)	438,139,808	—	27,229,144	—	12,916,857
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,420,783,626	—	(40,126,643)	(82,563,654)	1,298,093,329	—	323,798	—	128,396,966
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	101,650,599	—	(1,759,407)	(6,065,133)	93,826,059	—	6,303,206	—	2,162,887
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	99,543,250	—	(109,345)	(8,026,696)	91,407,209	—	318,911	—	2,068,973
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	2,303,149,525	—	(8,293,512)	(134,331,704)	2,160,524,309	—	(154,422)	—	206,353,802
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	785,116,658	—	(1,498,282)	(40,803,480)	742,814,896	—	618,457	—	21,669,046
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	449,583,842	7,598,969	(4,281,512)	(46,635,865)	406,265,434	—	476,260	7,598,969	33,382,534
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	415,466,803	—	—	(58,176,704)	357,290,099	—	—	—	28,378,880
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	436,443,001	9,423,633	—	(31,228,343)	414,638,291	—	—	9,423,632	44,110,456
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	110,281,291	—	—	(14,630,921)	95,650,370	—	—	—	2,891,487
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	59,903,551	—	—	(2,041,985)	57,861,566	—	—	—	1,595,301
Total	17,763,415,325			(1,162,744,345)	16,351,053,693	—	107,076,043	26,109,618

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Variable Portfolio – Moderate Portfolio | First Quarter Report 2022

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	3,651,170	26,251,915
Total Alternative Strategies Funds (Cost $17,811,313)		26,251,915

Equity Funds 63.3%

Global Real Estate 0.9%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	6,277,956	61,210,071
International 17.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	900,633	14,221,004
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	35,876,426	502,628,733
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	19,886,250	242,015,659
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	16,609,518	209,113,827
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	24,483,877	230,148,444
Total		1,198,127,667
U.S. Large Cap 41.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	5,400,828	213,008,667
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,520,323	211,203,099
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	8,134,270	277,948,012
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	24,218,567	423,098,373
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	7,550,521	290,770,547
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	4,931,307	267,227,524
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	7,472,983	272,614,405
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,311,762	200,626,290
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	8,085,583	274,262,959
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	11,706,811	401,309,463
Total		2,832,069,339
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.6%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,263,118	54,794,067
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,200,148	53,022,535
Total		107,816,602
U.S. Small Cap 2.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	2,631,677	53,633,586
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,125,988	42,987,469
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,539,817	50,937,152
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	760,683	27,589,970
Total		175,148,177
Total Equity Funds (Cost $3,083,427,882)		4,374,371,856

Fixed Income Funds 29.3%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	4,008,720	33,873,681
Investment Grade 28.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	46,620,230	448,020,411
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	5,544,377	52,449,811
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,162,353	101,420,287
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	10,593,363	103,285,286
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	14,709,360	140,474,384
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	32,838,617	345,790,632
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	27,459,086	277,611,359
Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2022	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2022 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	49,742,792	520,807,032
Total		1,989,859,202
Total Fixed Income Funds (Cost $2,164,361,735)		2,023,732,883

Money Market Funds 6.7%

Columbia Short-Term Cash Fund, 0.308%(a),(c)	464,502,740	464,316,939
Total Money Market Funds (Cost $464,427,130)		464,316,939
Total Investments in Securities (Cost: $5,730,028,060)		6,888,673,593
Other Assets & Liabilities, Net		22,676,791
Net Assets		6,911,350,384
At March 31, 2022, securities and/or cash totaling $26,034,021 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	1,120	06/2022	USD	115,718,400	3,328,275	—
S&P 500 Index E-mini	95	06/2022	USD	21,521,062	380,943	—
SPI 200 Index	180	06/2022	AUD	33,655,500	1,423,607	—
TOPIX Index	630	06/2022	JPY	12,262,950,000	9,597,736	—
U.S. Treasury 10-Year Note	1,723	06/2022	USD	211,713,625	—	(5,687,714)
U.S. Ultra Treasury Bond	174	06/2022	USD	30,819,750	—	(1,161,254)
Total					14,730,561	(6,848,968)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	497,839,691	117,139,735	(150,601,287)	(61,200)	464,316,939	—	(30,685)	175,069	464,502,740
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	25,094,136	—	(3,961,734)	5,119,513	26,251,915	—	907,604	—	3,651,170
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	230,260,343	—	(3,494,192)	(13,757,484)	213,008,667	—	6,648,268	—	5,400,828
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	233,251,063	—	(4,188,128)	(17,859,836)	211,203,099	—	5,216,768	—	2,520,323
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	37,323,828	358,897	(178,056)	(3,630,988)	33,873,681	—	(22,644)	358,897	4,008,720
14	Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	17,490,304	—	—	(3,269,300)	14,221,004	—	—	—	900,633
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	494,574,681	—	(13,920,109)	(32,634,161)	448,020,411	—	(469,162)	—	46,620,230
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	309,819,393	—	(282,508)	(31,588,873)	277,948,012	—	796,351	—	8,134,270
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	56,529,405	—	(2,082,995)	(1,996,599)	52,449,811	—	(155,433)	—	5,544,377
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	114,561,334	—	(757,799)	(12,383,248)	101,420,287	—	36,327	—	10,162,353
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	552,360,832	3,786,400	(13,539,525)	(39,978,974)	502,628,733	—	1,538,418	3,786,400	35,876,426
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	463,186,674	—	(9,795,266)	(30,293,035)	423,098,373	—	6,729,056	—	24,218,567
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	312,533,232	—	(14,860,118)	(6,902,567)	290,770,547	—	15,686,076	—	7,550,521
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	57,670,939	—	(2,249,419)	(1,787,934)	53,633,586	—	768,107	—	2,631,677
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	51,852,838	—	—	(8,865,369)	42,987,469	—	—	—	2,125,988
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	112,544,076	—	(3,039,933)	(6,218,857)	103,285,286	—	(109,280)	—	10,593,363
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	151,702,567	—	(7,367,501)	(3,860,682)	140,474,384	—	(197,841)	—	14,709,360
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	382,156,166	—	(11,925,770)	(24,439,764)	345,790,632	—	59,068	—	32,838,617
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	66,979,071	—	(3,367,161)	(2,401,839)	61,210,071	—	136,017	—	6,277,956
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	291,844,463	—	(736,515)	(23,880,424)	267,227,524	—	1,339,981	—	4,931,307
CTIVP® – MFS® Value Fund, Class 1 Shares
	298,203,524	—	(11,644,712)	(13,944,407)	272,614,405	—	2,955,061	—	7,472,983
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	258,705,725	—	—	(58,079,435)	200,626,290	—	—	—	4,311,762
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	296,852,311	—	(9,935,858)	(12,653,494)	274,262,959	—	14,630,432	—	8,085,583
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	304,994,261	—	(9,802,011)	(17,580,891)	277,611,359	—	(39,033)	—	27,459,086
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	58,887,441	—	(1,161,535)	(2,931,839)	54,794,067	—	3,090,289	—	1,263,118
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	57,818,380	—	(85,586)	(4,710,259)	53,022,535	—	232,515	—	1,200,148
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	572,991,919	—	(19,744,957)	(32,439,930)	520,807,032	—	(508,106)	—	49,742,792
Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2022	15

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	433,091,822	—	(3,427,101)	(28,355,258)	401,309,463	—	6,189,160	—	11,706,811
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	269,598,733	4,526,881	(3,363,921)	(28,746,034)	242,015,659	—	1,193,470	4,526,881	19,886,250
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	243,163,338	—	—	(34,049,511)	209,113,827	—	—	—	16,609,518
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	242,251,331	5,230,665	-	(17,333,552)	230,148,444	—	—	5,230,666	24,483,877
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	58,728,627	—	—	(7,791,475)	50,937,152	—	—	—	1,539,817
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	28,563,644	—	—	(973,674)	27,589,970	—	—	—	760,683
Total	7,583,426,092			(520,281,380)	6,888,673,593	—	66,620,784	14,077,913

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
16	Variable Portfolio – Moderately Aggressive Portfolio | First Quarter Report 2022

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.6%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	1,866,699	13,421,566
Total Alternative Strategies Funds (Cost $9,307,381)		13,421,566

Equity Funds 79.0%

Global Real Estate 1.1%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a)	2,817,466	27,470,292
International 21.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a),(b)	349,352	5,516,279
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	14,233,237	199,407,647
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	11,059,382	134,592,677
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	7,258,941	91,390,064
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	10,653,368	100,141,663
Total		531,048,330
U.S. Large Cap 50.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,352,764	92,793,014
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,105,493	92,640,319
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	3,671,648	125,460,217
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	10,630,568	185,716,021
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	3,530,557	135,961,742
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,148,674	116,436,641
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	3,335,493	121,678,781
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,856,288	86,373,100
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,673,036	124,589,388
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	4,599,208	157,660,842
Total		1,239,310,065
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 1.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	567,170	24,603,852
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	508,676	22,473,306
Total		47,077,158
U.S. Small Cap 3.3%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	1,188,073	24,212,926
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	898,928	18,176,322
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	673,539	22,280,668
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	394,205	14,297,818
Total		78,967,734
Total Equity Funds (Cost $1,337,983,657)		1,923,873,579

Fixed Income Funds 15.5%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,354,914	11,449,020
Investment Grade 15.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	7,569,702	72,744,837
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	4,765,853	47,563,215
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares(a)	2,609,947	24,924,988
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	6,979,177	73,490,736
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,855,595	49,090,069
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	9,376,644	98,173,462
Total		365,987,307
Total Fixed Income Funds (Cost $405,000,937)		377,436,327

Variable Portfolio – Aggressive Portfolio | First Quarter Report 2022	17

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2022 (Unaudited)
Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(a),(c)	111,876,431	111,831,680
Total Money Market Funds (Cost $111,855,975)		111,831,680
Total Investments in Securities (Cost: $1,864,147,950)		2,426,563,152
Other Assets & Liabilities, Net		7,916,769
Net Assets		2,434,479,921
At March 31, 2022, securities and/or cash totaling $9,115,231 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	434	06/2022	USD	44,840,880	1,289,707	—
SPI 200 Index	76	06/2022	AUD	14,210,100	601,079	—
TOPIX Index	272	06/2022	JPY	5,294,480,000	4,143,785	—
U.S. Ultra Treasury Bond	54	06/2022	USD	9,564,750	—	(360,389)
Total					6,034,571	(360,389)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(73)	06/2022	USD	(16,537,237)	—	(571,360)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	0.667	USD	10,308,000	20,401	—	—	20,401	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
18	Variable Portfolio – Aggressive Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	119,218,990	36,634,163	(44,008,700)	(12,773)	111,831,680	—	(8,427)	41,440	111,876,431
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	11,630,211	—	(886,753)	2,678,108	13,421,566	—	212,891	—	1,866,699
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	98,258,088	—	(839,926)	(4,625,148)	92,793,014	—	1,589,917	—	2,352,764
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	100,930,601	—	(1,251,480)	(7,038,802)	92,640,319	—	1,544,835	—	1,105,493
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	12,509,957	169,001	(27)	(1,229,911)	11,449,020	—	(4)	121,304	1,354,914
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	6,810,879	12,066	(39,090)	(1,267,576)	5,516,279	—	655	—	349,352
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	78,625,388	33,598	(617,603)	(5,296,546)	72,744,837	—	(23,011)	—	7,569,702
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	140,511,251	18,778	(288,546)	(14,781,266)	125,460,217	—	832,694	—	3,671,648
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	53,452,752	66,981	(176,930)	(5,779,588)	47,563,215	—	7,454	—	4,765,853
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	213,608,565	1,539,516	(527,932)	(15,212,502)	199,407,647	—	57,178	1,501,541	14,233,237
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	201,512,524	—	(3,281,762)	(12,514,741)	185,716,021	—	2,224,898	—	10,630,568
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	138,427,652	—	(3,104,800)	638,890	135,961,742	—	3,328,777	—	3,530,557
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	25,815,747	—	(827,998)	(774,823)	24,212,926	—	315,914	—	1,188,073
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	21,924,851	—	—	(3,748,529)	18,176,322	—	—	—	898,928
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	25,973,949	1,291	(362,460)	(687,792)	24,924,988	—	(21,925)	—	2,609,947
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	79,430,954	16,997	(836,800)	(5,120,415)	73,490,736	—	(3,860)	—	6,979,177
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	29,628,863	—	(1,119,093)	(1,039,478)	27,470,292	—	40,892	—	2,817,466
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	127,186,612	12,521	(333,963)	(10,428,529)	116,436,641	—	610,994	—	2,148,674
CTIVP® – MFS® Value Fund, Class 1 Shares
	130,288,443	—	(3,032,988)	(5,576,674)	121,678,781	—	762,738	—	3,335,493
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	109,104,829	1,854,709	—	(24,586,438)	86,373,100	—	—	—	1,856,288
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	129,088,371	—	(2,572,755)	(1,926,228)	124,589,388	—	2,786,820	—	3,673,036
Variable Portfolio – Aggressive Portfolio | First Quarter Report 2022	19

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	52,664,172	12,092	(507,220)	(3,078,975)	49,090,069	—	2,687	—	4,855,595
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	25,639,411	—	(293,999)	(741,560)	24,603,852	—	822,553	—	567,170
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	24,388,496	33,022	(15,945)	(1,932,267)	22,473,306	—	44,421	—	508,676
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	112,759,628	—	(8,766,248)	(5,819,918)	98,173,462	—	(538,251)	—	9,376,644
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	165,584,059	553,955	—	(8,477,172)	157,660,842	—	—	—	4,599,208
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	148,401,307	2,536,132	(964,072)	(15,380,690)	134,592,677	—	101,561	2,517,799	11,059,382
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	103,712,294	2,279,128	—	(14,601,358)	91,390,064	—	—	—	7,258,941
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	103,960,342	3,723,624	—	(7,542,303)	100,141,663	—	—	2,275,955	10,653,368
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	25,455,840	201,708	—	(3,376,880)	22,280,668	—	—	—	673,539
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	13,986,653	796,706	—	(485,541)	14,297,818	—	—	—	394,205
Total	2,630,491,679			(179,767,425)	2,426,563,152	—	14,692,401	6,458,039

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
20	Variable Portfolio – Aggressive Portfolio | First Quarter Report 2022

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1QT7050_12_A01_(05/22)